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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

     The Galaxy Fund
     4400 Computer Drive
     Westborough, MA  01581-5108

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Money Market Fund                           Connecticut Intermediate Municipal Bond Fund
      Government Fund                             Florida Municipal Bond Fund
      Tax-Exempt Fund                             Massachusetts Intermediate Municipal Bond Fund
      U.S. Treasury Fund                          Asset Allocation Fund
      Connecticut Municipal Money Market Fund     Equity Income Fund
      Massachusetts Municipal Money Market Fund   Growth and Income Fund
      Short-Term Bond Fund                        Strategic Equity Fund
      Intermediate Government Income Fund         Equity Value Fund
      Corporate Bond Fund                         Equity Growth Fund
      High Quality Bond Fund                      Growth Fund II
      Tax-Exempt Bond Fund                        Small Cap Value Fund
      Connecticut Municipal Bond Fund             Small Company Equity Fund
      Massachusetts Municipal Bond Fund           International Equity Fund
      New Jersey Municipal Bond Fund              Pan Asia Fund
      New York Municipal Bond Fund                Institutional Government Money Market Fund
      Rhode Island Municipal Bond Fund            Institutional Money Market Fund
      Intermediate Tax-Exempt Bond Fund           Institutional Treasury
                                                    Money Market Fund


3.   Investment Company Act File Number:  811-4636

     Securities Act File Number:  33-4806


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4.   (a)  Last day of fiscal year for which this notice is filed: October 31,
          2000

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

        (i)      Aggregate sale price of securities sold during the fiscal
                 year pursuant to section 24(f):                                               $36,529,939,474
                                                                                                --------------

       (ii)      Aggregate price of securities redeemed or repurchased
                 during the fiscal year:                                     $35,978,291,066
                                                                              --------------

      (iii)      Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to
                 reduce registration fees payable to the Commission:         $     n/a
                                                                              --------------

       (iv)      Total available redemption credits [add Items 5(ii) and 5(iii)]:              $35,978,291,066
                                                                                                --------------

        (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:                                         $   551,648,408
                                                                                                   -----------

       (vi)      Redemption credits available for use in future years
                 - if Item 5(i) is less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:                                      $       0
                                                                              ---------------

      (vii)      Multiplier for determining registration fee:                              x            .000250
                                                                                                ---------------

     (viii)      Registration fee due [multiply Item 5(v) by Item 5(vii):                  =   $     137,912.10
                                                                                                ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .

7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year:                                                          +   $       n/a
                                                                                                 --------------

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                                           =   $     137,912.10
                                                                                             --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 25, 2001.


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         Method of Delivery:

            [x] Wire Transfer
            [ ] Mail or other mean

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By    /s/ William Greilich
      ------------------------------------------
      William Greilich
      ------------------------------------------
      Vice President
      ------------------------------------------

Date  January 26, 2001


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